Provisions (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of provisions [Abstract]
Schedule of provisions
	Dilapidation	Restructuring	Other	Total
	£’000	£’000	£’000	£’000

At January 1, 2022	7,985	—	—	7,985
Acquisition of subsidiaries	—	—	631	631
Recognized during the period	717	6,432	151	7,300
At June 30, 2022	8,702	6,432	782	15,916

Current	—	6,432	—	6,432
Non-current	8,702	—	782	9,484